Income Taxes - Income Tax Benefit (Expense) Recognized Directly in Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income tax benefit (expense):
Current income tax benefit (expense)	$ (4)	$ 2
Deferred income tax benefit (expense)	24	(64)
Total income tax benefit (expense) included in other comprehensive income (loss)	20	(62)
Deferred income tax benefit (expense)	9	0
Total income tax benefit (expense) recorded in equity, including tax benefit (expense) recorded in other comprehensive income	$ 29	$ (62)